Provisions, income tax liabilities and other liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Cost of sales	€ 12,255	€ 12,159	[1]	€ 11,979	[1]
Research and development expenses	5,692	5,530	[1]	6,020	[1]
Selling and general expenses	9,555	9,391	[1]	9,884	[1]
Other operating (income)/expenses, net	1,373	926		633
Financial expenses	368	388	[1]	440	[1]
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Cost of sales	77	77		70
Research and development expenses	65	63		30
Selling and general expenses	87	88		104
Other operating (income)/expenses, net	(1)	(140)		(109)
Restructuring costs	6	(59)		(37)
Financial expenses	42	55		78
Total	€ 276	€ 84		€ 136

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.